Income and Expenses (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income And Expenses
Changes in inventories	₩ (793,978)	₩ (393,764)	₩ 2,931,297
Raw materials and consumables	4,504,813	5,029,668	4,989,957
Employee benefits	14,443,222	9,549,202	11,777,876
Depreciation	2,649,937	2,817,673	2,921,232
Amortization	600,074	356,010	362,800
Commission paid	26,210,530	13,430,421	21,501,616
Outsourcing fee	35,008,651	11,421,682	16,071,848
Copyright fee	722,685	714,124	1,348,620
Rent	2,581,796	484,204	856,282
Supplies	420,237	234,611	307,350
Water and fuel expenses	436,850	487,384	633,874
Transportation	1,445,150	347,864	369,182
Bad debt expenses	404	297,162	171,560
Building Maintenance	149,424	110,866	96,425
Losses from investments in the associate	10,413
Share-based compensation expense	25,636,854
Listing expenses (Note 23)	25,075,227
Other expenses	1,309,491	1,009,159	1,095,372
Total	₩ 140,411,780	₩ 45,896,266	₩ 65,435,291